November 23, 1999


                                    ISG FUNDS

                            Supplement to Prospectus
                                Dated May 1, 1999


As you may know, First American Corporation completed a merger with AmSouth Bancorporation on October 1, 1999. As a result, the new organization has since taken steps to consolidate its mutual fund investment advisory activities. As the next step in the consolidation process, the Fund's Board has approved, subject to shareholder approval, a proposal to transfer all of the assets and liabilities of each ISG Fund to a corresponding series of AmSouth Mutual Funds (the "AmSouth Funds") in a tax-free exchange for shares of the relevant AmSouth Fund (the "Reorganization"). Each AmSouth Fund is advised by AmSouth Bank, a wholly-owned subsidiary of AmSouth Bancorporation. Shareholders of each ISG Fund as of the record date -- December 2, 1999 -- will be asked to approve the Reorganization at a special meeting of shareholders to be held on or about February 11, 2000. A Prospectus/Proxy Statement with respect to the proposed Reorganization will be mailed prior to the meeting to ISG Fund shareholders of record, which will describe each AmSouth Fund and other matters. If approved, the Reorganization will become effective on or about March 13, 2000, and each ISG Fund shareholder will become a shareholder of the corresponding AmSouth Fund listed below.

ISG Prime Money Market Fund          --    AmSouth Prime Money Market Fund
ISG Treasury Money Market            --    AmSouth Treasury Reserve Money Market
    Fund                                     Fund
ISG Tax-Exempt Money Market Fund     --    AmSouth Tax-Exempt Money Market Fund

                                                             November 23, 1999


                                    ISG FUNDS

                            Supplement to Prospectus
                                Dated May 1, 1999


As you may know, First American Corporation completed a merger with AmSouth Bancorporation on October 1, 1999. As a result, the new organization has since taken steps to consolidate its mutual fund investment advisory activities. As the next step in the consolidation process, the Fund's Board has approved, subject to shareholder approval, a proposal to transfer all of the assets and liabilities of each ISG Fund to a corresponding series of AmSouth Mutual Funds (the "AmSouth Funds") in a tax-free exchange for shares of the relevant AmSouth Fund (the "Reorganization"). Each AmSouth Fund is advised by AmSouth Bank, a wholly-owned subsidiary of AmSouth Bancorporation. Shareholders of each ISG Fund as of the record date -- December 2, 1999 -- will be asked to approve the Reorganization at a special meeting of shareholders to be held on or about February 11, 2000. A Prospectus/Proxy Statement with respect to the proposed Reorganization will be mailed prior to the meeting to ISG Fund shareholders of record, which will describe each AmSouth Fund and other matters. If approved, the Reorganization will become effective on or about March 13, 2000, and each ISG Fund shareholder will become a shareholder of the corresponding AmSouth Fund listed below.

ISG International Equity Fund          --  AmSouth International Equity Fund
ISG Small-Cap Opportunity Fund         --  AmSouth Small Cap Fund
ISG Mid-Cap Fund                       --  AmSouth Mid Cap Fund
ISG Capital Growth Fund                --  AmSouth Capital Growth Fund
ISG Large-Cap Equity Fund              --  AmSouth Large Cap Fund
ISG Equity Income Fund                 --  AmSouth Equity Income Fund
ISG Income Fund                        --  AmSouth Bond Fund
ISG Government Income Fund             --  AmSouth Government Income Fund
ISG Limited Term Income Fund           --  AmSouth Limited Term Bond Fund
ISG Limited Term U.S. Government Fund  --  AmSouth Limited Term U.S. Government
                                               Fund
ISG Tennessee Tax-Exempt Fund          --  AmSouth Tennessee Tax-Exempt Fund
ISG Limited Term Tennessee             --  AmSouth Limited Term Tennessee
    Tax-Exempt Fund                            Tax-Exempt Fund
ISG Municipal Income Fund              --  AmSouth Municipal Bond Fund
ISG Aggressive Growth Portfolio        --  AmSouth Strategic Portfolios:
                                               Aggressive Growth Portfolio
ISG Growth Portfolio                   --  AmSouth Strategic Portfolios:
                                               Growth Portfolio
ISG Growth & Income Portfolio          --  AmSouth Strategic Portfolios: Growth
                                               and Income Portfolio
ISG Moderate Growth & Income Portfolio --  AmSouth Strategic Portfolios:
                                               Moderate Growth and Income
                                               Portfolio
ISG Current Income Portfolio           --  AmSouth Strategic Portfolios: Current
                                               Income Portfolio